UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-22299

RENN Global Entrepreneurs Fund, Inc.
(Exact name of Registrant as specified in charter)
8080 N. Central Expressway, Suite 210/LB 59
Dallas, Texas 75206
(Address of principal executive offices)
214-891-8294
(Registrant’s telephone number, including area code)

Russell Cleveland
President and CEO
RENN Capital Group, Inc.
8080 N. Central Expressway, Suite 210/LB 59
Dallas, Texas 75206
(Name and address of agent for service of process)
214-891-8294
(Agent’s telephone number, including area code)

Copy to:
Steven B. Boehm, Esq.
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Ave. N.W.
Washington, DC 20004-2415

Date of fiscal year end: December 31

June 30, 2012
(Date of reporting period)

Item 1. Semi-Annual Report to Shareholders

RENN Global Entrepreneurs Fund, Inc.

2012 Semi-Annual Report

"The Entrepreneurial Difference"

RENN

SEMI-ANNUAL REPORT TO SHAREHOLDERS
OF
RENN GLOBAL ENTREPRENEURS FUND, INC.

June 30, 2012

Dear Shareholder,

The past six months have seen some very volatile markets, but we believe the US is recovering at a slow pace, unlike much of the World.  Believe it or not, we may be in a new bull market that could last for some time.

A number of events have happened in our portfolio.  Access Plans, Inc. was purchased by Aon Corporation for $3.32 cash.  We took some profits in Acadia Healthcare Company, Inc., formerly PHC, and we received $275,000 from redeeming partial shares in AnchorFree, Inc.  We went from having margin debt to now having $1.3 million in cash.

In May 2012, AnchorFree, Inc. closed a transaction with Goldman Sachs in which Goldman invested $52 million at a per share price of $6.19.  Of the $52 million, $25 million went to selling shareholders including RENN Global.  The Fund is now carrying the value at $6.19 per share, for a total value of $1.5 million with a cost basis of $420,000.  AnchorFree is a specialty Internet company which provides “safe surfing” for Internet users.  Over 60 million people have downloaded the “Hotspot Shield™.”  While still private, AnchorFree hopes to continue its rapid growth.

iSatori Technologies, Inc. (OTC:IFIT), formerly IZZI, reported a good first quarter.  iSatori is a rapidly growing nutraceutical company with an emphasis on weight loss.  The marketplace is very large.  A one percent market share would mean revenues over $300 million.  iSatori is beginning to tell the investor community about its future.  At market value, this holding is the largest holding of RENN Global at 20% of the portfolio.

A long-term holding, Bovie Medical, has launched the new surgical system, J-Plasma.  Early results are encouraging.  With J-Plasma and other events, Bovie could be in for major price appreciation.

Your Fund recently added a new holding, Flamel Technologies SA (NASDAQ:FLML), a drug delivery company.  Flamel has a pipeline of drugs coming on stream over the next several years.  Some of these could be very significant in both revenues and earnings.  In March, a new chief executive officer, Mike Anderson, was named.  Mr. Anderson has had a long, successful career in the pharmaceutical industry.

We have been working with many of our portfolio companies to help them achieve their goals.  If these goals are realized, we could see significant change in our net asset value.

Sincerely

Russell Cleveland
President and CEO

SEMI-ANNUAL REPORT TO SHAREHOLDERS
FOR THE SIX MONTHS ENDED JUNE 30, 2012

TABLE OF CONTENTS

President’s Letter

Allocation of Assets	1
Financial Statements:
Schedule of Investments	2
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Statement of Cash Flows	9

Director and Officer Compensation	16
Quarterly Reports	16
Proxy Voting Policies and Procedures	16
Portfolio Proxy Voting Records	16
Matters Submitted for Shareholder Votes	16
Board Approval of Investment Advisory Contract	17
Dividend Reinvestment Plan	17

RENN Global Entrepreneurs Fund, Inc.
Schedule of Investments
June 30, 2012 (unaudited)

Allocation of Assets (% of Fund's Net Assets)

Industry	%
Dairy Products	20.2%
Communications Services	13.8%
Semiconductors and Related Devices	12.1%
Services-Specialty Outpatient Facilities, NEC	10.0%
Services-Business Services, NEC	9.8%
Surgical and Medical Instruments and Apparatus	9.5%
Pharmaceutical Preparations	4.0%
Electronic Components and Accessories	3.2%
Electrical Industrial Apparatus	2.0%
Services-Advertising	1.6%
Household Audio & Video Equipment	1.2%
Wholesale – Electronic Parts and Equipment, NEC	1.1%
Crude Petroleum and Natural Gas	1.0%
Biological Products- No Diagnostic Substances	0.2%
Cash and Cash Accruals	10.3%
100.0%

Allocation of Assets by Country (% of Fund's Net Assets)

RENN Global Entrepreneurs Fund, Inc.
Schedule of Investments
June 30, 2012 (unaudited)

SCHEDULE OF INVESTMENTS
Unaffiliated Investments

Shares or Principal Amount	Company	Cost	Fair Value
	CONVERTIBLE BONDS – 2.72% (5)
	Business Services, NEC - 1.81%
$569,000	Pipeline Data, Inc. 10% Maturity June 29, 2011 (10)	$ 569,000	$ 199,150

	Semiconductors and Related Devices – 0.00%
966,666	Dynamic Green Energy Limited 7% Maturity June 10, 2011 (1) (11)	966,666	-

	Crude Petroleum and Natural Gas – 0.91%
1,000,000	PetroHunter Energy Corporation 8.5% Maturity
	December 31, 2014	1,000,000	100,000
	Total Unaffiliated Convertible Bonds	2,535,666	299,150

	COMMON EQUITIES – 40.70% (3) (5)
	Advertising – 1.64%
100,000	SearchMedia Holdings Ltd	780,994	180,000

	Biological Products – No Diagnostic Substances – 0.20%
1,335,714	Hemobiotech (3)	1,360,116	21,772

	Services - Business Services, NEC – 8.02%
476,667	Global Axcess Corporation	630,833	266,934
51,300	Points International, Ltd.	280,440	614,061

	Crude Petroleum and Natural Gas – 0.07%
808,445	PetroHunter Energy Corporation	101,056	8,084

	Electronic Components and Accessories – 3.15%
200,000	COGO Group, Inc.	836,019	346,000

	Electrical Industrial Apparatus - 2.04%
26,250	Hollysys Automation Technologies Ltd.	226,238	223,650

	Services - Specialty Outpatient Facilities, NEC – 9.99%
62,500	Acadia Healthcare Co. Inc.	255,000	1,096,250

	Household Audio & Video Equipment – 0.96%
166,667	AuraSound, Inc.	1,000,000	105,000

	Pharmaceutical Preparations – 4.01%
100,000	Flamel Technologies	741,908	439,800

RENN Global Entrepreneurs Fund, Inc.
Schedule of Investments
June 30, 2012 (unaudited)

SCHEDULE OF INVESTMENTS
Unaffiliated Investments (continued)

Shares or Principal Amount	Company	Cost	Fair Value
	COMMON EQUITIES (continued)
	Surgical & Medical Instruments & Apparatus – 9.53%
438,000	Bovie Medical Corporation	$ 840,093	$1,046,820

	Wholesale – Electronic Parts and Equipment NEC – 1.09%
428,647	SinoHub, Inc.	1,038,180	120,021
	Total Unaffiliated Common Equities	8,090,877	4,468,392

	MISCELLANEOUS SECURITIES – 0.20% (3) (5)
	Household Audio & Video Equipment – 0.20%
166,667	Warrants Aurasound, Inc (6)	-	21,667

	Total Unaffiliated Miscellaneous Securities	-	21,667

	Total Unaffiliated Investments	$10,626,543	$4,789,209

Based on cost for federal income tax purposes:

Aggregate Gross Unrealized Appreciation of all Unaffiliated Securities	$ 1,403,265
Aggregate Gross Unrealized Depreciation of all Unaffiliated Securities	$ (7,240,599)
Net Unrealized Appreciation/Depreciation of all Unaffiliated Securities	$ (5,837,334)

RENN Global Entrepreneurs Fund, Inc.
Schedule of Investments
June 30, 2012 (unaudited)

SCHEDULE OF INVESTMENTS
Affiliated Investments

Shares or Principal Amount	Company	Cost	Fair Value
	OTHER SECURITIES – 21.93% (2) (3) (5)
	CONVERTIBLE PREFERRED EQUITIES
	Communications Services, NEC – 13.15%
233,229	AnchorFree, Inc. Series A Convertible Preferred (1)	$ 419,812	$ 1,443,357

	Dairy Products - 0.02%
	iSatori Technologies, Inc. (formerly Integrated Security
37.5	Systems, Inc.) Series D Preferred (4)	75,000	1,864

	Semiconductor and Related Devices – 8.76%
625	Plures Technologies Inc. Series A Preferred	500,000	961,870

	Total Affiliated Other Securities	994,812	2,407,091

	COMMON EQUITIES – 23.48% (2) (3) (5)
	Dairy Products – 20.18%
1,113,790	iSatori Technologies, Inc. (formerly Integrated Security
	Systems, Inc.)	9,056,721	2,215,749

	Semiconductor and Related Devices – 3.30%
120,772	Plures Technologies Inc.	5,738,972	362,317
	Total Affiliated Common Equities	14,795,693	2,578,066

	MISCELLANEOUS SECURITIES - 0.62% (3) (5)
	Communications Services, NEC – 0.62%
15,023	Options to buy @ $0.3971 AnchorFree, Inc. (1) (7)	-	68,411
	Total Affiliated Miscellaneous Securities	-	68,411

	TOTAL AFFILIATED INVESTMENTS	15,790,505	5,053,568
	TOTAL UNAFFILIATED INVESTMENTS	10,626,543	4,789,209
	TOTAL INVESTMENTS	$26,417,048	9,842,777
	OTHER ASSETS AND LIABILITIES (10.35%)		1,136,079
	TOTAL NET ASSETS		$10,978,856

RENN Global Entrepreneurs Fund, Inc.
Schedule of Investments
June 30, 2012 (unaudited)

INFORMATION REGARDING RESTRICTED SECURITIES OF AFFILIATES

Investments in Controlled Affiliates(2)(3)(8)

					% of
	Date(s)	Cost at	Cost at	Fair Value	Net
	Acquired	12/31/11	6/30/12	6/30/12	Assets

Anchor Free (1) (7)
Series A Convertible Preferred	4-15-11	$ 419,812	$ 419,812	$1,443,357	13.15%
Options to buy @ $0.3971	6-29-12	-	-	68,411	0.62
Plures Technologies (4)
Series A Preferred	5/23/11	500,000	500,000	961,870	8.76
Plures Technologies (4)	9/23/94
Common Equity	to 5/17/11	5,723,348	5,738,972	362,317	3.30
iSatori Technologies, Inc. (formerly Integrated
Security Systems, Inc.
Preferred D Equity	10/13/99	75,000	75,000	1,864	0.02
iSatori Technologies, Inc. (formerly Integrated
Security Systems, Inc.	12/31/96
Common Equity	to 12/31/10	9,056,721	9,056,721	2,215,749	20.18
Total Restricted Securities		$15,774,881	$15,790,505	$5,053,568	46.03%

(1)	Securities in a privately owned company.
(2)
Affiliated,” in general, refers to persons owning 5% or more of the issuer or the Fund or being owned 5% or more by the Fund or the issuer.  Directors and persons owning more than 25% are Affiliated persons listed in the Controlled table.  See Footnote (8).

(3)	Non-Income-Producing.
(4)
Plures Technologies, Inc. are securities exempt from registration under Rule 144A of the Securities Act of 1933 may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At June 30, 2012 the aggregate value of the restricted common securities was $361,162 representing 3.29% of net assets.  The restricted common securities were purchased in numerous transactions between April 10, 2009 and March 31, 2011.  At June 30, 2012, the value of the restricted preferred securities was $961,870 representing 8.76% of net assets. The restricted securities have discounts of 7.3%.  The Fund owns 385 shares of Plures Technologies Inc. which are not restricted but these shares would have to be sold under Rule 144.  At June 30, 2012 the aggregate value of the unrestricted securities was $1,155 representing 0.01% of net assets.

(5)	Percentage is calculated as a percentage of net assets.
(6)	These warrants represent the ability to purchase 166,667 shares of common stock of Aurasound, Inc at $0.50 per share. These warrants expire on 6/7/2014.
(7)
These options represent the ability to purchase 15,023 common shares of AnchorFree Inc. at $0.3971.  These options were issued as compensation for Mr. Cleveland’s advisory services to the board of directors.  In June, 2012 Mr. Cleveland was appointed to the Board of Directors of AnchorFree, Inc.  Mr. Cleveland disclaims any beneficial ownership in the Fund’s portion.  These options will expire after  Mr. Cleveland ceases to be on the Board of Directors or upon his death.

(8)
“Controlled” refers to Affiliates who have the power to exercise a controlling influence over the management or policies of a company.  A person who owns, directly or indirectly through another controlled company, more than 25 % of the voting securities of a company shall be presumed to control such company.  A director is deemed to have control.

(9)	Security is in default
(10)	See Fair Value Measurements.
(11)	The Dynamic Green Energy (“DGE”) note is in default. Due to the deteriorated situation at the company, we adjusted the value of the DGE note to zero.

RENN Global Entrepreneurs Fund, Inc.
Statement of Assets and Liabilities
June 30, 2012 (unaudited)

ASSETS

Investments at fair value, cost of $26,417,048 at June 30, 2012	$9,842,777
Cash and cash equivalents	1,333,005
Interest and dividends receivable	30,621
Prepaid and other assets	49,843
$11,256,246

                                                                                                                                              LIABILITIES AND NET ASSETS
Liabilities:
Due to broker	$82,715
Accounts payable	138,447
Accounts payable – affiliate	$56,228

Total liabilities	$277,390

Net assets:
Common Stock, $1 par value, 20,000,000 shares authorized,
4,673,867 shares issued, and 4,463,967 shares outstanding	$4,673,867
Additional paid in capital	24,336,295
Treasury stock at cost	(1,734,967)
Accumulated net realized gain on investments	277,931
Net unrealized depreciation of investments	(16,574,270)
Net assets	$10,978,856
Net assets value per share	$2.46

RENN Global Entrepreneurs Fund, Inc.
Statement of Operations
June 30, 2012 (unaudited)

Investment income:
Dividend income	$ 30,399
Other income	18,780
49,179

Expenses:
General and administrative	125,373
Interest expense	7,425
Legal and professional fees	227,577
Management fee to affiliate	96,468

456,843

Net investment loss	(407,664)

Realized and unrealized gain (loss) on investments:
Net unrealized appreciation of investments	3,300,396
Net realized loss on investments	(1,415,566)

Net gain on investments	1,884,830

Net increase in net assets resulting from operations	$ 1,477,166

Net increase in net assets resulting from operations per share	$ 0.33

Weighted average shares outstanding	4,463,967

RENN Global Entrepreneurs Fund, Inc.
Statements of Changes in Net Assets
June 30, 2012 (unaudited)

Six Months Ended June 30, 2012	Year Ended December 31, 2011

From operations:
Net investment loss	$ (407,664)	$ (833,236)
Net realized loss on investment	(1,415,566)	(3,577,272)
Net unrealized appreciation of investments	3,300,396	1,439,521

Net increase (decrease) in net assets resulting from operations	1,477,166	(2,970,987)
From distributions to stockholders:
Cash dividends declared	-	-

Total increase (decrease) in net assets	1,477,166	(2,970,987)

Net assets:
Beginning of period	9,501,690	12,472,677

End of period	$10,978,856	$ 9,501,690

RENN Global Entrepreneurs Fund, Inc.
Statement of Cash Flows
Six Months Period Ending June 30, 2012 (unaudited)

Cash flows from operating activities:
Increase in net assets resulting from operations	$ 1,477,166
Adjustments to reconcile increase in net assets to
net cash used in operating activities:
Net unrealized appreciation
on investments	(3,300,396)
Net realized loss on investments	1,415,566
Increase in interest and dividend receivable	(30,594)
Increase in prepaid and other assets	(31,418)
Increase in accounts payable	134,283
Increase in accounts payable-affiliate	6,948
Increase in accounts payable-due to broker	82,715
Purchase of investments	(843,581)
Proceeds from sale of investments	2,531,831

Net cash provided by operating activities	1,442,520

Cash flows from financing activities:
Net margin repayments	(283,571)
Cash dividends	-

Net cash used in financing activities	(283,571)

Net increase in cash and cash equivalents	1,158,949

Cash and cash equivalents at beginning of the period	174,056

Cash and cash equivalents at end of the period	$ 1,333,005
Supplemental cash flow information
Cash paid for interest	$ 7,425

RENN Global Entrepreneurs Fund, Inc.
Notes to Financial Statements
Six Months Period Ending June 30, 2012 (unaudited)

Note 1    Organization and Business Purpose

RENN Global Entrepreneurs Fund, Inc. (the “Fund”),  formerly known as Renaissance Capital Growth & Income Fund III, Inc., is a registered, non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund, a Texas corporation, was organized and commenced operations in 1994 and is registered under and pursuant to the provisions of Section 8(a) of the 1940 Act.

The investment objective of the Fund is to provide its stockholders primarily with long-term capital appreciation by investing substantially in privately-placed convertible and equity securities of emerging growth companies traded on U.S. securities exchanges.

RENN Capital Group, Inc. (“RENN Group”), a Texas corporation, serves as the Investment Adviser to the Fund. In this capacity, RENN Group is primarily responsible for the selection, evaluation, structure, valuation, and administration of the Fund’s investment portfolio, subject to the supervision of the Board of Directors. RENN Group is a registered investment adviser under the Investment Advisers Act of 1940, as amended.

Note 2    Summary of Significant Accounting Policies

Valuation of Investments

Portfolio investments are stated at quoted market or fair value as determined by RENN Group (Note 5).

Revenue Recognition

The Fund recognizes realized gain/loss in the period of the sale based upon the identified cost basis.  Change in unrealized gain/loss is reflected during the period of the change.  Dividend income is recorded on the record date.  Interest income is recorded as earned on an accrual basis.  The Fund reserves any dividends or interest income which is deemed to be uncollectable.

Cash and Cash Equivalents

As of June 30, 2012, cash and cash equivalents are at risk to the extent that they exceed Federal Deposit Insurance Corporation insured amounts.  The Fund has not experienced any losses as a result of this risk. The Fund considers all highly liquid debt instruments with original maturities of three months or less to be cash equivalents.  As of June 30, 2012, cash equivalents were held in the Federated Prime Obligations Fund which is not covered by depository insurance.

RENN Global Entrepreneurs Fund, Inc.
Notes to Financial Statements
Six Months Period Ending June 30, 2012 (unaudited)

Note 2    Summary of Significant Accounting Policies, continued

Income Tax

The Fund has elected the special income tax treatment available to a “regulated investment company” (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”), which allows the Fund to be relieved of federal income tax on that part of its net investment income and realized capital gain that it pays out to its stockholders.  The requirements to qualify for RIC status include, but are not limited to certain qualifying income tests, asset diversification tests and distribution of substantially all of the Fund’s taxable investment income to its stockholders.  It is the intent of management to comply with all IRC requirements as they pertain to a RIC and to distribute all of the Fund’s taxable investment income and realized long-term capital gain within the defined period under the IRC to qualify as a RIC.  Failure to qualify as a RIC would subject the Fund to federal income tax as if the Fund were an ordinary corporation, which could result in a substantial reduction in the Fund’s net assets as well as the amount of cash available for distribution to stockholders.  Continued qualification as a RIC requires management to satisfy certain investment diversification requirements in future years.  There can be no assurance that the Fund will qualify as a RIC in future years.

Federal income taxes payable on behalf of stockholders on realized capital gain that the Fund elects to retain are accrued and reflected as tax expense paid on behalf of stockholders on the last day of the tax year in which such gain is realized.

Net Increase in Net Assets Resulting from Operations Per Share

Net increase in net assets resulting from operations per share is based on the weighted average number of shares outstanding of 4,463,967 during the six months ended June 30, 2012.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

Note 3    Due to/from Broker

The Fund conducts business with various brokers for its investment activities.  The clearing and depository operations for the investment activities are performed pursuant to agreements with these brokers.  “Due from broker” represents unsettled sales transactions.  “Due to broker” represents unsettled purchases of securities.  The Fund is subject to credit risk to the extent the brokers are unable to deliver cash balances or securities, or clear security transactions on the Fund’s behalf. RENN Capital Group, Inc., the investment adviser, actively monitors the Fund’s exposure to these brokers and believes the likelihood of loss under those circumstances is remote. At June 30, 2012, “due from broker” balance was $0 and “due to broker” balance was $82,715.

RENN Global Entrepreneurs Fund, Inc.
Notes to Financial Statements
Six Months Period Ending June 30, 2012 (unaudited)

Note 4   Management Fees and Reimbursement

Pursuant to an Investment Advisory Agreement (the “Agreement”) effective May 15, 2009, RENN Group  performs certain services, including certain management, investment advisory and administrative services necessary for the operation of the Fund.  In addition, under the Agreement, the Investment Adviser is reimbursed by the Fund for certain directly allocable administrative expenses.  A summary of fees and reimbursements paid by the Fund under either the Agreement or the prospectus is as follows:

RENN Group receives a management fee equal to a quarterly rate of 0.4375% of the Fund’s net assets, as determined at the end of each quarter, each payment to be due as of the last day of the calendar quarter.  The Fund incurred $96,468, during the six months ended June 30, 2012 for such management fees.

The Investment Adviser was reimbursed by the Fund for directly allocable administrative expenses paid by the Investment Adviser on behalf of the Fund.  Such reimbursements were $17,283 during the six months ended June 30, 2012.

At June 30, 2012 the Fund had an account payable of $56,228 for the amount due for the fees and expense reimbursements disclosed above.

Note 5   Valuation of Investments (10)

Investments are carried in the statement of assets and liabilities at fair value, as determined in good faith by the Investment Adviser, subject to the approval of the Fund’s Board of Directors.  The convertible debt securities held by the Fund generally have maturities between five and seven years and are convertible (at the discretion of the Fund) into the common stock of the issuer at a set conversion price.  The common stock underlying these securities is generally unregistered and thinly to moderately traded.  Generally, the Fund negotiates registration rights at the time of purchase, and the portfolio companies are required to register the shares within a designated period, and the cost of registration is borne by the portfolio companies.  Interest on the convertible securities is generally payable quarterly.  The convertible debt securities generally contain embedded call options giving the issuer the right to call the underlying issue.  In these instances, the Fund has the right of redemption or conversion.  The embedded call option will generally not vest until certain conditions are achieved by the issuer.  Such conditions may require that minimum thresholds be met relating to the market price of the underlying common stock, liquidity, and other factors.

The Fund follows the provisions of Accounting Standards Codification ASC 820, Fair Value Measurements, under which, the Fund has established a fair value hierarchy that prioritizes the sources (“inputs”) used to measure fair value into three broad levels:  inputs based on quoted market prices in active markets (Level 1 inputs); observable inputs based on corroboration with available market data (Level 2 inputs); and unobservable inputs based on uncorroborated market data or a reporting entity’s own assumptions (Level 3 inputs). The Fund’s valuation policies are as follows:

On a weekly basis, RENN Group prepares a valuation to determine fair value of the investments of the Fund. The Board of Directors approves the valuation on a quarterly basis. Interim board involvement may occur if material issues arise before quarter end. The valuation principles are described below.

•	Unrestricted common stock of companies listed on an exchange, NASDAQ or in the over-the-counter market is valued at the closing price on the date of valuation.

RENN Global Entrepreneurs Fund, Inc.
Notes to Financial Statements
Six Months Period Ending June 30, 2012 (unaudited)

Note 5   Valuation of Investments, continued

•
Restricted common stock of companies listed on an exchange, NASDAQ or in the over-the-counter market is valued based on the quoted price for an otherwise identical unrestricted security of the same issuer that trades in a public market, adjusted to reflect the effect of any significant restrictions.

•
The unlisted preferred stock of companies with common stock listed on an exchange, NASDAQ or in the over-the-counter market is valued at the closing price of the common stock into which the preferred stock is convertible on the date of valuation.

•
Debt securities are valued at fair value. The Fund considers, among other things, whether a debt issuer is in default or bankruptcy. It also considers the underlying collateral.  Assuming the debt is not impaired; fair value is generally determined to be the greater of the face value of the debt or the market value of the underlying common stock into which the instrument may be converted.

•
The unlisted in-the-money options or warrants of companies with the underlying common stock listed on an exchange, NASDAQ or in the over-the-counter market are valued at fair value (the positive difference between the closing price of the underlying common stock and the strike price of the warrant or option).   An out-of-the money warrant or option has no value; thus the Fund assigns no value to it.

Investments in privately held entities are valued at fair value. If there is no independent and objective pricing authority (i.e., a public market) for such investments, fair value is based on the latest sale of equity securities to independent third parties. If a private entity does not have an independent value established over an extended period of time, then the Investment Adviser will determine fair value on the basis of appraisal procedures established in good faith and approved by the Board of Directors.

The following table shows a summary of investments measured at fair value on a recurring basis classified under the appropriate level of fair value hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total

Convertible Bonds	$-	$100,000	$199,150	$299,150
Convertible Preferred Equities	-	1,445,221	961,870	2,407,091
Common stock	4,363,392	2,215,749	467,317	7,046,458
Miscellaneous Securities	-	68,411	21,667	90,078
Total Investments	$4,363,392	$3,829,381	$1,650,004	$9,842,777

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Level 3
Beginning balance – March 31, 2012	$3,316,646
Transferred from Level 2 to Level 3	-
Transferred from Level 3 to Level 2	(2,217,612)
Changes in unrealized gain or loss	550,970
Ending Balance – June 30, 2012	$1,650,004

RENN Global Entrepreneurs Fund, Inc.
Notes to Financial Statements
Six Months Period Ending June 30, 2012 (unaudited)

Note 6     Income Taxes

During 2012 management has followed a policy of distributing all of the Fund’s taxable investment income and realized capital gain within the defined period under the IRC to ensure that any federal income tax on such income, if any, is paid by the Fund’s stockholders.  During the six months ended June 30, 2012 there was no taxable investment income or net realized long-term capital gain due to prior year losses available to offset current income, and, therefore, no declaration of any distributions.  Accordingly, no income tax expense was reported by the Fund for the six months ended June 30, 2012.

Note  7    Financial Highlights

Selected per-share data and ratios for each share of common stock outstanding are as follows:

Six Months
Ended	Years Ended December 31

	June 30, 2012	2011	2010	2009	2008	2007
Net asset value, beginning of period	$ 2.13	$ 2.79	$ 4.07	$ 4.13	$ 8.46	$10.84

Net investment loss	(0.09)	(0.18)	(0.12)	(0.14)	(0.17)	(0.17)
Net realized and unrealized gain
(loss) on investments	0.42	(0.48)	(1.16)	0.08	(3.86)	(2.11)

Total return from investment operations	0.33	(0.66)	(1.28)	(0.06)	(4.03)	(2.28)

Capital share transactions	0.00	0.00	0.00	0.00	0.00	0.00
Distributions:
From net realized capital
gain on investments	0.00	0.00	0.00	0.00	(0.30)	(0.10)
Net asset value, end of period	$ 2.46	$ 2.13	$ 2.79	$ 4.07	$ 4.13	$ 8.46
Per share market value, end of
period	$ 1.85	$ 1.82	$ 1.96	$ 2.60	$ 2.92	$ 6.15
Portfolio turnover rate	7.66%	14.46%	7.36%	8.99%	8.26%	21.27%
Total investment return
based on market value: (a)	1.65%	(7.14)%	(24.62)%	(10.96)%	(47.64)%	(37.33)%

Ratio to average net assets: (b):
Net investment loss	(3.73)%	(7.30)%	(3.66)%	(3.46)%	(2.78)%	(1.65)%

Expenses	4.18%	5.25%	5.47%	6.30%	4.85%	3.45%

(a)
Total investment return is calculated by comparing the common stock price on the first day of the period to the price on the last day of the period. The calculation also assumes reinvestment of distributions at actual prices pursuant to the Fund’s dividend reinvestment plan and reflects taxes paid by the Fund for deemed distributions.  Total investment return calculated for a period of less than one year is not annualized.

(b)	Average net assets have been computed based on monthly valuations.

RENN Global Entrepreneurs Fund, Inc.
Notes to Financial Statements
Six Months Period Ending June 30, 2012 (unaudited)

Note 8    Subsequent Events

In preparing the accompanying financial statements, in accordance with Statement of Financial Accounting Standards (“FAS”)  No. 165, “Subsequent Events”, the Fund has reviewed events that have occurred after June 30, 2012 through August 29, 2012, the date the financial statements were available to be issued.  During this period, the Company did not have any material subsequent events.

REMAINDER OF PAGE INTENTIONALLY LEFT BLANK

RENN Global Entrepreneurs Fund, Inc.
Semi-Annual Report to Shareholders
Six Months Period Ending June 30, 2012 (unaudited)

Director and Officer Compensation

The Fund has no employees, and, therefore, does not compensate any employees.  Officers of the Fund receive no compensation from the Fund, and the Fund has never issued options or warrants to officers or directors of the Fund.  The Fund does not have any stock option or similar retirement or pension fund for officers or directors of the Fund.

Directors who are not employees of RENN Group receive a monthly fee of $2,000 (the Chairman of the Audit Committee receives $3,000), plus $750 and reasonable out-of-pocket expenses for each quarterly valuation meeting attended.  The Fund does not pay its directors who are considered “interested persons” of the Fund any fees for their directorship services or reimburse expenses to such individuals except for those incurred specifically in the performance of their duties as directors of the Fund.  The aggregate compensation paid to the directors during the period covered by this Report was $46,500.

Quarterly Reports

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  A copy of each such Form N-Q is available on the SEC’s website at www.sec.gov.  Such forms may also be reviewed and copied at the SEC Public Reference Room in Washington, D.C., and you may call the Public Reference Room at 1-800-SEC-0330 for information on its hours, etc.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling (800) 687-3863.  You may also obtain the description on the Fund’s website at www.rencapital.com.
.
Portfolio Proxy Voting Records

The Fund’s record of proxy voting regarding portfolio securities is presented each year for the 12-month period ended June 30.  It is filed with the SEC on Form N-PX and is available without charge by calling (800) 687-3863 and on the SEC’s website at www.sec.gov.

Matters Submitted for Shareholder Votes

During the six months period covered by this report, issues were presented to the shareholders for their vote at the Annual Meeting of Shareholders on May 23, 2012.

The record date for determination of shareholders entitled to vote was March 26, 2012.  As of the record date there were outstanding 4,463,967 shares of the Fund’s Common Stock, constituting all of the outstanding voting securities of the Fund.  Each such share was entitled to one vote.  At the Meeting the holders of 3,241,843 shares, or 72.62%, of the Fund’s Common Stock were represented in person or by proxy, constituting a quorum.

The issues presented and the results of the voting thereon are as follows:

Issue One:  Election of one Class Two Director.  The nominee was Charles C. Pierce, Jr. for a 3-year term, and the number of votes received for each nominee’s election constituted a majority of the votes cast.  The votes were as follows:

Nominee	Votes For	Votes Withheld
Charles C. Pierce, Jr.	2,299,988 (91%)	39,038 (2%)

RENN Global Entrepreneurs Fund, Inc.
Semi-Annual Report to Shareholders
Six Months Period Ending June 30, 2012 (unaudited)

The Remaining Directors are:	Term Expires at Annual Meeting to be Held In
Russell Cleveland	2013
Ernest C. Hill	2013
J. Philip McCormick	2014

Issue Two: Ratification of the appointment of Malin, Bergquist & Company as the auditor of the Fund for the fiscal year ending December 31, 2012.  The vote was as follows:

Votes For	Votes Against	Votes Abstaining	Broker Non-Votes
2,866,460 (89%)	291,195 (9%)	60,942 (2%)	23,244

Board Approval of the Investment Advisory Contract

At the Board meeting held April 11, 2012, the disinterested Directors of the Board reviewed the Investment Advisory Agreement entered into with RENN Group.  In conjunction with that review, the Directors noted that the quarterly rate of 0.4375% for the Adviser’s management fee was above average, but not unreasonable compared to that of other closed-end funds of similar engagement and it indicated no undue level of profit for the Adviser.  No performance fee is provided, and the administrative services are structured to approximate an at-cost relationship.  The disinterested Directors also reviewed the expenses incurred by the Adviser on the Fund’s behalf.  It was noted that the expense ratio had been reduced to its 2007 level and that economies of scale were realized from the Adviser’s prorating of certain expenses among its various client funds.  Upon close examination it was concluded that the Fund’s expenses were properly managed.  The Adviser’s performance was compared to similar closed-end funds, and it was found to be above average, but acceptable.  Based on the overall impact of these factors, the disinterested Directors of the Board found it appropriate to approve renewal of the Investment Advisory Agreement for another one-year term.

Dividend Reinvestment Plan

Pursuant to the Fund’s Dividend Reinvestment and Cash Purchase Plan (the “Plan”), a stockholder whose shares are registered in his or her own name will be deemed to have elected to have all dividends and distributions automatically reinvested in Fund shares unless he or she elects otherwise on a current basis.  Stockholders whose shares are held in nominee names will likewise be treated as having elected to have their dividends and distributions reinvested.  You may elect to receive cash distributions, net of withholding tax, by requesting an election form from the Fund’s Plan Agent, American Stock Transfer & Trust Co.  You may terminate participation by notifying the Plan Agent in writing.  If notice is received by the Plan Agent not less than 10 days prior to any dividend or distribution it will be effective immediately.  Information regarding income tax consequences should be directed to your tax consultant – the Plan will furnish information by January 31 following the year of distribution as to the category of income that the distributions represent. Your questions regarding the Plan should be directed to the Fund’s Plan Agent, American Stock Transfer & Trust Company, LLC., whose telephone number is (718) 921-8275 and whose address is 40 Wall Street, New York, NY  10005.

This report contains forward-looking statements.  Such statements reflect the current views of the Fund with respect to future events and are subject to certain risks, uncertainties and assumptions.  Although the Fund believes that the expectations reflected in such forward-looking statements are reasonable, should one or more of these risks or uncertainties materialize, or should underlying assumptions prove incorrect, actual future results or events may vary materially from those described herein.

  CORPORATE INFORMATION

Executive Officers

Russell Cleveland                                                 President and Chief Executive Officer

Z. Eric Stephens                                                    Vice President

Scott E. Douglass                                                 Vice President

Barbe Butschek                                                    Secretary, Treasurer, and Chief Financial Officer

Corporate Offices

RENN Global Entrepreneurs Fund, Inc.
Suite 210, LB-59
8080 North Central Expressway
Dallas, Texas  75206-1857

Phone:           (214) 891-8294
Fax:                (214) 891-8291
Email:             invrel@rencapital.com
Website:       www.rencapital.com

Registrar and Transfer Agent

American Stock Transfer &
Trust Company, LLC
6201 15th Ave.
Brooklyn, NY  11219
Phone:       (718) 921-8275

Independent Registered Public Accounting Firm

Malin, Bergquist & Company, LLP
3605 McKnight E. Drive
Pittsburgh, PA  15237
Phone:      (412) 364-9395

RENN Global Entrepreneurs Fund, Inc.
N-CSR
June 30, 2012 (Unaudited)

Item 2.  Code of Ethics.

Not applicable for a semi-annual report.

Item 3.   Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.   Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.   Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

See the Semi-Annual Report to Shareholders under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures.

Not applicable for semi-annual reports.

Item 8.  Portfolio Managers.

Not applicable for semi-annual reports.

Item 9.  Purchases of Equity Securities by the Fund and Its Affiliated Purchasers.

None

Item 10.  Changes in Procedures for Recommending Director Nominees.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.  The submission of shareholder proposals which require a vote of all shareholders will be handled in accordance with Rule 14a-8 of the Exchange Act.  No such proposals were received.

Item 11.  Controls and Procedures.

Under the supervision and with the participation of our management, including our Chief Executive Officer and our Chief Financial Officer, we evaluated the effectiveness of our disclosure controls and procedures as required by Rule 13a-15(e) under the Exchange Act as of the end of the period covered by this report.  Based upon that evaluation, our Chief Executive Officer and Chief Financial Officer concluded that our disclosure controls and procedures were effective as of that date to provide reasonable assurance that the information we are required to disclose in reports that we file under the Exchange Act is recorded, processed, summarized and reported within the time periods specified in SEC rules and forms, and includes controls and procedures designed to ensure that information required to be disclosed by us in such reports is accumulated and communicated to our management, including the principal executive officer and principal financial officer, in sufficient time to allow timely decisions regarding required disclosure.

RENN Global Entrepreneurs Fund, Inc.
N-CSR
June 30, 2012 (Unaudited)

Item 12.   Exhibits.

EXHIBIT	DESCRIPTION OF EXHIBIT
(a)(1)	Code of Ethics for Senior Financial Officers – not attached – see Item 2
(a)(2)	Certification of Principal Executive Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, attached as EX-99.CERT.N-CSR RC
(a)(2)	Certification of Principal Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, attached as EX-99.CERT.N-CSR BB
(a)(3)	Solicitation Made to Purchase Securities - not applicable.
(b)	Certification of Principal Executive Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached as EX-99.906CERT.N-CSR RC.
(b)	Certification of Principal Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached as EX-99.906CERT.N-CSR BB

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RENN Global Entrepreneurs Fund, Inc.

By: /s/ Russell Cleveland
Russell Cleveland
Chief Executive Officer

Date: September 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

RENN Global Entrepreneurs Fund, Inc.	RENN Global Entrepreneurs Fund, Inc.

By: /s/ Russell Cleveland	By: /s/ Barbe Butschek
Russell Cleveland	Barbe Butschek
Chief Executive Officer	Chief Financial Officer

Date: September 7, 2012	Date: September 7, 2012